UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2013

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners, L.P.	June 4, 2013	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Oliver G. Richard, III
2. Clark C. Smith
3. Frank S. Sowinski

For	For	The approval of the Buckeye Partners, L.P. 2013 Long-Term Incentive Plan	Issuer

For	For	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2013	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners	May 29, 2013	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1. Frank M. Semple
2. Donald D. Wolf
3. Keith E. Bailey
4. Michael L. Beatty
5. Charles K. Dempster
6. Donald C. Heppermann
7. Randall J. Larson
8. Anne E. Fox Mounsey
9. William P Nicoletti

For	For	Ratification of Deloitte & Touche LLP as the Partnership's Independent Registered Public Accountants for the fiscal year ending December 31, 2013.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, LLC	April 30, 2013	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
To adopt the agreement and plan of merger, dated as of January 29, 2013 (as it may be amended from time to time) by and among Copano Energy, LLC (the "Company"), Kinder Morgan Energy Partners, L.P. , Kinder Morgan G.P., Inc. and Javelina Merger Sub LLC, a wholly-owned subsidiary of Kinder Morgan Energy Partners, L.P. (The "Merger Agreement")
Issuer

For	For
To approve the adjournment of the company's special meeting, if necessary to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the special meeting
Issuer

For	For	To approve, on an advisory (non-binding) basis, the related compensation payments that will or may be paid by the company to its named executive officers in connection with the merger	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	April 25, 2013	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Directors recommend: A vote for election of the following nominees:	Issuer
1. Walter R. Arnheim
2. Patrick C. Eilers

For	For	Advisory resolution to approve Executive Compensation	Issuer

For	For	Ratification of appointment of Independent Auditor	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: August 20, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer